CREDIT LOSSES (Narrative) (Details) $ in Millions	Jun. 30, 2024 USD ($)
Settlement Agreement [Member]
Financing Receivable, Past Due [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss	$ 12
First Tranche [Member]
Financing Receivable, Past Due [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss	4
Second Tranche [Member]
Financing Receivable, Past Due [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss	$ 4